Patent (Details) - Schedule of Patent Acquisition Cost - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Patent Acquisition Cost [Abstract]
For year ended September 30, 2024	$ 324,000
For year ended September 30, 2025	432,000	$ 431,593
For year ended September 30, 2026	432,000	431,593
For year ended September 30, 2027	432,000	431,593
For year ended September 30, 2028	432,000	431,593
Thereafter	3,559,000	3,668,534
Total	$ 5,611,000	$ 5,826,499